LOANS RECEIVABLE AND ALLOWANCE FOR LOAN LOSSES (Details 8) (USD $)	12 Months Ended
	Sep. 30, 2012 grading	Sep. 30, 2011
Recorded investment of loan risk ratings by class
Number of risk gradings internal rating system	5
Number of risk gradings in internal rating system of financing receivables assigned to a loan	1
Total loans receivables	$ 992,844,236	$ 1,046,986,431
Less related specific allowance	(624,825)	(8,976,033)
Total	975,727,642	1,021,272,809
Pass
Recorded investment of loan risk ratings by class
Total loans receivables	905,280,568	919,248,788
Total	905,280,568	919,248,788
Special Mention
Recorded investment of loan risk ratings by class
Total loans receivables	7,105,834	25,639,339
Total	7,105,834	25,639,339
Substandard
Recorded investment of loan risk ratings by class
Total loans receivables	72,209,164	99,478,061
Less related specific allowance	(624,825)	(7,565,115)
Total	71,584,339	91,912,946
Doubtful
Recorded investment of loan risk ratings by class
Total loans receivables	8,248,670	2,620,243
Less related specific allowance		(1,410,918)
Total	8,248,670	1,209,325
Residential real estate first mortgage
Recorded investment of loan risk ratings by class
Total loans receivables	211,772,695	243,168,327
Less related specific allowance	(346,365)	(3,175,977)
Residential real estate first mortgage | Pass
Recorded investment of loan risk ratings by class
Total loans receivables	185,061,008	203,690,460
Residential real estate first mortgage | Special Mention
Recorded investment of loan risk ratings by class
Total loans receivables	462,421	2,390,396
Residential real estate first mortgage | Substandard
Recorded investment of loan risk ratings by class
Total loans receivables	23,039,578	36,571,024
Residential real estate first mortgage | Doubtful
Recorded investment of loan risk ratings by class
Total loans receivables	3,209,688	516,447
Residential real estate second mortgage
Recorded investment of loan risk ratings by class
Total loans receivables	42,249,107	51,757,601
Less related specific allowance	(191,612)	(1,133,592)
Residential real estate second mortgage | Pass
Recorded investment of loan risk ratings by class
Total loans receivables	39,698,676	47,604,902
Residential real estate second mortgage | Special Mention
Recorded investment of loan risk ratings by class
Total loans receivables	181,825	101,212
Residential real estate second mortgage | Substandard
Recorded investment of loan risk ratings by class
Total loans receivables	1,779,092	3,932,222
Residential real estate second mortgage | Doubtful
Recorded investment of loan risk ratings by class
Total loans receivables	589,514	119,265
Home equity lines of credit
Recorded investment of loan risk ratings by class
Total loans receivables	144,711,105	177,386,858
Less related specific allowance	(86,848)	(2,513,666)
Home equity lines of credit | Pass
Recorded investment of loan risk ratings by class
Total loans receivables	139,910,992	169,988,030
Home equity lines of credit | Special Mention
Recorded investment of loan risk ratings by class
Total loans receivables	146,631	99,267
Home equity lines of credit | Substandard
Recorded investment of loan risk ratings by class
Total loans receivables	3,511,016	6,000,449
Home equity lines of credit | Doubtful
Recorded investment of loan risk ratings by class
Total loans receivables	1,142,466	1,299,112
Land acquisition and development
Recorded investment of loan risk ratings by class
Total loans receivables	47,335,546	51,642,471
Less related specific allowance		(84,754)
Land acquisition and development | Pass
Recorded investment of loan risk ratings by class
Total loans receivables	34,632,857	48,284,733
Land acquisition and development | Special Mention
Recorded investment of loan risk ratings by class
Total loans receivables	4,549,053
Land acquisition and development | Substandard
Recorded investment of loan risk ratings by class
Total loans receivables	8,153,636	3,357,738
Real estate construction and development
Recorded investment of loan risk ratings by class
Total loans receivables	21,893,617	22,292,267
Less related specific allowance		(157,783)
Real estate construction and development | Pass
Recorded investment of loan risk ratings by class
Total loans receivables	21,504,850	19,717,698
Real estate construction and development | Substandard
Recorded investment of loan risk ratings by class
Total loans receivables	34,173	2,574,569
Real estate construction and development | Doubtful
Recorded investment of loan risk ratings by class
Total loans receivables	354,594
Commercial & multi-family real estate
Recorded investment of loan risk ratings by class
Total loans receivables	324,093,065	316,358,296
Less related specific allowance		(1,229,855)
Commercial & multi-family real estate | Pass
Recorded investment of loan risk ratings by class
Total loans receivables	297,366,661	264,896,753
Commercial & multi-family real estate | Special Mention
Recorded investment of loan risk ratings by class
Total loans receivables	1,189,914	12,549,086
Commercial & multi-family real estate | Substandard
Recorded investment of loan risk ratings by class
Total loans receivables	22,729,017	38,707,248
Commercial & multi-family real estate | Doubtful
Recorded investment of loan risk ratings by class
Total loans receivables	2,807,473	205,209
Commercial & industrial
Recorded investment of loan risk ratings by class
Total loans receivables	198,109,036	181,256,776
Less related specific allowance		(288,909)
Commercial & industrial | Pass
Recorded investment of loan risk ratings by class
Total loans receivables	184,570,394	162,411,843
Commercial & industrial | Special Mention
Recorded investment of loan risk ratings by class
Total loans receivables	575,990	10,499,378
Commercial & industrial | Substandard
Recorded investment of loan risk ratings by class
Total loans receivables	12,962,652	8,044,643
Commercial & industrial | Doubtful
Recorded investment of loan risk ratings by class
Total loans receivables		300,912
Consumer and other
Recorded investment of loan risk ratings by class
Total loans receivables	2,680,065	3,123,835
Less related specific allowance		(391,497)
Consumer and other | Pass
Recorded investment of loan risk ratings by class
Total loans receivables	2,535,130	2,654,369
Consumer and other | Substandard
Recorded investment of loan risk ratings by class
Total loans receivables		290,168
Consumer and other | Doubtful
Recorded investment of loan risk ratings by class
Total loans receivables	$ 144,935	$ 179,298